OTHER CURRENT LIABILITIES (Details) $ in Thousands, ¥ in Billions			1 Months Ended		12 Months Ended
	Mar. 29, 2018 USD ($)	Mar. 29, 2018 JPY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 USD ($)	Oct. 10, 2014 item MW
Financial liabilities designated as fair value through profit or loss
Balance at January 1,					$ 130,323
Transaction (Note 32(b))			$ 8,383			$ 8,383
Balance at December 31,			130,323			130,323
Balance at December 31,			190,315		72,321	190,315
Balance at January 1,					190,315
Other current liabilities
Financial liabilities designated as fair value through profit or loss
Balance at December 31,			130,323			130,323		$ 120,800
Balance at January 1,					130,323	120,800	¥ 13.6
Other current liabilities | Level 3
Financial liabilities designated as fair value through profit or loss
Balance at December 31,			121,940			121,940		120,820
Balance at January 1,					121,940	120,820
Fair value effect during the year						16,605
Repayment of principal interest paid back for distribution					(121,940)	(18,200)
Exchange difference						2,715
JAML silent partnership agreement
Financial liabilities designated as fair value through profit or loss
Balance at January 1,						121,940
Balance at December 31,								121,940
Loss from change in fair value of financial liabilities and extinguishment of agreement					73	88
Silent partnership agreements with third party investors
Financial liabilities designated as fair value through profit or loss
Number of groups of third party investors in the Silent Partnership Agreement | item									2
Silent partnership agreements with third party investors | Sky Solar Japan KK (SSJ)
Financial liabilities designated as fair value through profit or loss
Number of solar parks agreed for development and operation | item									21
Capacity of solar parks under agreement | MW									34.6
Minimum cumulative annual internal rate of return required on the capital for distribution of profits									15.00%
Profit sharing percentage									51.00%
Silent partnership agreements with third party investors | Silent Partners
Financial liabilities designated as fair value through profit or loss
Minimum cumulative annual internal rate of return required on the capital for distribution of profits									15.00%
Profit sharing percentage									49.00%
Amended Agreements
Financial liabilities designated as fair value through profit or loss
Loss from change in fair value of financial liabilities and extinguishment of agreement						600		$ (900)
T K Interest Agreement | Silent Partners
Financial liabilities designated as fair value through profit or loss
Payment to settle litigation	$ 121,000	¥ 13.4	$ 18,000	¥ 2.0	$ 0
T K Interest Agreement | Silent Partners | Sky International Enterprise Group Ltd.
Financial liabilities designated as fair value through profit or loss
Amount of litigation settlement						$ 140,100	¥ 15.4